UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.0%

Security	Shares	Value
Aerospace & Defense — 2.1%
Safran SA(1)	216,788	$16,413,186
United Technologies Corp.(1)	123,059	12,344,048

		$28,757,234

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.(1)	149,771	$10,506,436

		$10,506,436

Automobiles — 0.5%
Toyota Motor Corp.(1)	107,560	$7,162,395

		$7,162,395

Banks — 7.3%
Bank of America Corp.(1)	1,118,359	$19,996,259
Credit Agricole SA(1)	819,088	12,888,036
JPMorgan Chase & Co.(1)	343,129	23,514,630
Lloyds Banking Group PLC(1)	13,337,677	17,368,445
Natixis SA(1)	1,894,879	13,906,940
Regions Financial Corp.(1)	1,297,531	13,481,347

		$101,155,657

Beverages — 3.5%
Anheuser-Busch InBev NV(1)	146,649	$17,521,867
Constellation Brands, Inc., Class A	137,486	16,501,070
Diageo PLC	547,874	15,358,407

		$49,381,344

Biotechnology — 3.6%
Biogen, Inc.(1)(2)	40,605	$12,944,062
Celgene Corp.(1)(2)	148,439	19,482,618
Gilead Sciences, Inc.(1)	152,616	17,987,322

		$50,414,002

Capital Markets — 2.1%
Azimut Holding SpA(1)	507,187	$12,668,307
Macquarie Group, Ltd.(1)	273,685	16,380,910

		$29,049,217

Chemicals — 2.0%
LyondellBasell Industries NV, Class A	147,057	$13,798,358
Monsanto Co.	134,022	13,655,502

		$27,453,860

Commercial Services & Supplies — 0.9%
Brambles, Ltd.(1)	1,609,950	$12,770,688

		$12,770,688

Communications Equipment — 1.3%
QUALCOMM, Inc.(1)	291,480	$18,768,397

		$18,768,397

Construction & Engineering — 0.0%(3)
Royal Boskalis Westminster NV	2,194	$107,193

		$107,193

Consumer Finance — 1.4%
Discover Financial Services(1)	343,946	$19,195,626

		$19,195,626

Security	Shares	Value
Diversified Telecommunication Services — 4.2%
Deutsche Telekom AG(1)	1,149,588	$20,787,363
Nippon Telegraph & Telephone Corp.(1)	561,256	21,615,498
Verizon Communications, Inc.(1)	346,091	16,193,598

		$58,596,459

Electric Utilities — 1.2%
CEZ AS(1)	170,000	$4,118,171
NextEra Energy, Inc.	124,689	13,117,283

		$17,235,454

Electrical Equipment — 1.6%
Mitsubishi Electric Corp.(1)	857,299	$9,207,598
Nidec Corp.	150,131	13,422,656

		$22,630,254

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.(1)	644,020	$12,030,294
Yaskawa Electric Corp.	550,355	6,523,126

		$18,553,420

Food & Staples Retailing — 1.2%
Casino Guichard-Perrachon SA(1)	20,000	$1,484,291
CVS Health Corp.	133,686	15,035,665

		$16,519,956

Food Products — 5.6%
Kerry Group PLC, Class A	173,935	$13,217,369
Kraft Heinz Co. (The)	169,000	13,430,430
Mondelez International, Inc., Class A(1)	464,183	20,948,579
Tate & Lyle PLC	1,250,000	10,624,830
Unilever NV(1)	429,998	19,263,167

		$77,484,375

Health Care Equipment & Supplies — 1.6%
Medtronic PLC(1)	290,199	$22,748,700

		$22,748,700

Hotels, Restaurants & Leisure — 2.7%
Accor SA(1)	391,653	$19,200,191
Compass Group PLC(1)	1,173,278	18,767,327

		$37,967,518

Household Products — 1.3%
Reckitt Benckiser Group PLC(1)	185,561	$17,794,965

		$17,794,965

Industrial Conglomerates — 2.1%
Danaher Corp.(1)	215,418	$19,723,672
Koninklijke Philips NV(1)	346,049	9,643,076

		$29,366,748

Insurance — 6.9%
AXA SA(1)	958,558	$25,243,831
Direct Line Insurance Group PLC	1,604,167	9,154,760
Mediolanum SpA	1,316,617	10,540,493
PartnerRe, Ltd.(1)	30,000	4,078,800
Powszechny Zaklad Ubezpieczen SA	33,000	3,771,015
Prudential PLC(1)	1,136,504	26,736,745
St. James’s Place PLC(1)	1,098,666	16,763,244

		$96,288,888

Internet Software & Services — 4.8%
Facebook, Inc., Class A(2)	201,709	$18,962,663
Google, Inc., Class C(1)(2)	75,786	47,412,480

		$66,375,143

Security	Shares	Value
IT Services — 1.3%
Computer Sciences Corp.	60,000	$3,925,800
Visa, Inc., Class A	180,503	13,599,096

		$17,524,896

Machinery — 1.5%
SKF AB, Class B(1)	1,030,741	$20,160,729

		$20,160,729

Media — 2.8%
Live Nation Entertainment, Inc.(2)	534,343	$14,010,473
Walt Disney Co. (The)(1)	203,471	24,416,520

		$38,426,993

Multi-Utilities — 2.7%
A2A SpA	5,500,000	$7,021,680
National Grid PLC(1)	1,428,628	19,013,229
Sempra Energy	117,779	11,987,547

		$38,022,456

Oil, Gas & Consumable Fuels — 6.2%
Devon Energy Corp.(1)	414,226	$20,471,049
Exxon Mobil Corp.(1)	335,079	26,541,607
Occidental Petroleum Corp.(1)	251,783	17,675,167
Range Resources Corp.	180,180	7,088,281
Total SA(1)	306,065	15,102,152

		$86,878,256

Pharmaceuticals — 7.8%
Bayer AG(1)	117,941	$17,417,111
Merck & Co., Inc.(1)	293,006	17,275,634
Perrigo Co. PLC(1)	110,361	21,211,384
Roche Holding AG PC(1)	85,175	24,608,987
Takeda Pharmaceutical Co., Ltd.(1)	280,108	14,092,601
Teva Pharmaceutical Industries, Ltd. ADR	202,596	13,983,176

		$108,588,893

Real Estate Investment Trusts (REITs) — 3.0%
Public Storage(1)	95,969	$19,690,919
Simon Property Group, Inc.(1)	121,357	22,720,458

		$42,411,377

Semiconductors & Semiconductor Equipment — 1.5%
NXP Semiconductors NV(1)(2)	212,089	$20,570,512

		$20,570,512

Software — 1.9%
Oracle Corp.(1)	411,727	$16,444,376
SAP SE	138,493	9,949,761

		$26,394,137

Specialty Retail — 3.1%
Dixons Carphone PLC	999,102	$7,109,520
Home Depot, Inc. (The)(1)	211,195	24,716,151
Industria de Diseno Textil SA	335,462	11,502,339

		$43,328,010

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.(1)	244,781	$29,691,935

		$29,691,935

Textiles, Apparel & Luxury Goods — 4.0%
LVMH Moet Hennessy Louis Vuitton SE	61,818	$11,563,610
NIKE, Inc., Class B(1)	252,093	29,046,155
Pandora A/S	131,650	14,824,279

		$55,434,044

Security	Shares	Value
Tobacco — 2.9%
Altria Group, Inc.(1)	339,899	$18,483,707
Imperial Tobacco Group PLC(1)	414,193	21,735,424

		$40,219,131

Wireless Telecommunication Services — 1.2%
Tele2 AB, Class B	80,000	$832,595
Vodafone Group PLC(1)	4,060,920	15,382,751

		$16,215,346

Total Common Stocks (identified cost $1,320,268,347)		$1,420,150,644

Preferred Stocks — 15.5%

Security	Shares	Value
Banks — 8.1%
AgriBank FCB, 6.875% to 1/1/24(4)	50,890	$5,346,631
Barclays Bank PLC, 8.25% to 12/15/18(4)	9,971	10,763,642
Citigroup, Inc., Series K, 6.875% to 11/15/23(4)	226,210	6,219,078
CoBank ACB, Series F, 6.25% to 10/1/22(4)	51,100	5,365,500
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	7,600	793,963
Farm Credit Bank of Texas, Series 1, 10.00%	3,490	4,371,225
First Tennessee Bank, 3.75%(5)(6)	2,570	1,863,893
JPMorgan Chase & Co., Series O, 5.50%	125,773	3,043,707
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(4)	2,509	2,491,855
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)	2,794	2,812,888
JPMorgan Chase & Co., Series Y, 6.125%	173,075	4,323,414
KeyCorp, Series A, 7.75%	46,185	6,125,286
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)	916	1,046,131
Northern Trust Corp., Series C, 5.85%	83,895	2,156,311
Regions Financial Corp., Series A, 6.375%	254,618	6,533,498
Royal Bank of Scotland Group PLC, Series L, 5.75%	184,990	4,532,255
Royal Bank of Scotland Group PLC, Series S, 6.60%	37,732	952,733
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)	77.32	8,628,390
SunTrust Banks, Inc., Series E, 5.875%	287,627	7,231,662
Texas Capital Bancshares, Inc., 6.50%	286,789	7,152,518
Texas Capital Bancshares, Inc., Series A, 6.50%	25,800	647,322
Webster Financial Corp., Series E, 6.40%	173,970	4,429,711
Wells Fargo & Co., Series L, 7.50%	5,677	6,767,608
Zions Bancorporation, Series G, 6.30% to 3/15/23(4)	125,368	3,307,521
Zions Bancorporation, Series I, 5.80% to 9/15/23(4)	3,963	3,810,358
Zions Bancorporation, Series J, 7.20% to 9/15/23(4)	2,275	2,496,828

		$113,213,928

Capital Markets — 1.4%
Affiliated Managers Group, Inc., 6.375%	83,087	$2,199,521
Goldman Sachs Group, Inc. (The), Series I, 5.95%	91,800	2,298,672
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(4)	192,064	4,770,870
Morgan Stanley, Series G, 6.625%	277,858	7,278,490
State Street Corp., Series D, 5.90% to 3/15/24(4)	137,110	3,566,574

		$20,114,127

Consumer Finance — 0.8%
Capital One Financial Corp., Series B, 6.00%	325,331	$8,217,861
Discover Financial Services, Series B, 6.50%	134,450	3,541,749

		$11,759,610

Security	Shares	Value
Diversified Financial Services — 0.8%
KKR Financial Holdings, LLC, Series A, 7.375%	239,185	$6,327,041
RBS Capital Funding Trust VII, Series G, 6.08%	216,602	5,402,054

		$11,729,095

Electric Utilities — 0.8%
AES Gener SA, 8.375% to 6/18/19(4)(5)	3,843	$4,257,924
Entergy Arkansas, Inc., 6.45%	51,243	1,297,089
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	60,500	1,533,826
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	42,430	1,024,366
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)	2,656	2,939,583

		$11,052,788

Food Products — 1.2%
Dairy Farmers of America, 7.875%(5)	86,230	$9,221,221
Land O’Lakes, Inc., 8.00%(5)	5,326	5,531,738
Ocean Spray Cranberries, Inc., 6.25%(5)	18,430	1,681,737

		$16,434,696

Insurance — 0.2%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(4)	38,700	$990,720
Endurance Specialty Holdings, Ltd., Series B, 7.50%	49,418	1,299,694

		$2,290,414

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	274,918	$7,066,080

		$7,066,080

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	53,348	$1,288,354

		$1,288,354

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(4)	155,960	$4,186,356

		$4,186,356

Real Estate Investment Trusts (REITs) — 0.7%
Cedar Realty Trust, Inc., Series B, 7.25%	103,900	$2,653,606
DDR Corp., Series J, 6.50%	259,000	6,692,560

		$9,346,166

Thrifts & Mortgage Finance — 0.6%
Elmira Savings Bank, 8.998% to 12/31/17(4)	2,545	$2,417,750
EverBank Financial Corp., Series A, 6.75%	215,336	5,464,151

		$7,881,901

Total Preferred Stocks (identified cost $204,574,598)		$216,363,515

Corporate Bonds & Notes — 7.6%

Security	Principal Amount (000’s omitted)	Value
Banks — 3.3%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(4)(5)	$3,009	$2,594,360
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(4)	5,091	5,074,454
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	3,348	3,240,864
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(4)(5)	7,064	7,351,123
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(4)(5)	8,911	8,699,364
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(4)	6,440	6,480,250
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(4)	2,830	2,826,887
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(4)	2,490	2,602,050
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(4)(7)	6,774	7,273,583
SunTrust Preferred Capital I, 4.00%, 6/29/49(6)	339	269,081

		$46,412,016

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 0.4%
Leucadia National Corp., 6.625%, 10/23/43	$3,952	$3,817,553
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	2,083	1,692,437

		$5,509,990

Diversified Telecommunication Services — 0.4%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)	$4,417	$4,654,414

		$4,654,414

Electric Utilities — 1.3%
AES Panama SA, 6.00%, 6/25/22(5)	$1,329	$1,347,606
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)	6,888	8,100,288
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(4)	9,900	8,670,648

		$18,118,542

Energy Equipment & Services — 0.2%
Abengoa Finance S.A.U., 7.75%, 2/1/20(5)	$4,019	$3,185,057

		$3,185,057

Insurance — 1.2%
Genworth Financial, Inc., 7.625%, 9/24/21	$1,183	$1,273,204
Genworth Financial, Inc., 7.70%, 6/15/20	219	241,721
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(4)	2,569	4,073,150
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(5)	1,757	1,943,681
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(4)	10,338	8,787,300

		$16,319,056

Metals & Mining — 0.1%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$1,902	$1,604,813

		$1,604,813

Oil, Gas & Consumable Fuels — 0.2%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(4)(5)	$6,342	$2,949,030

		$2,949,030

Telecommunications — 0.5%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(4)(5)	$6,565	$6,909,662

		$6,909,662

Total Corporate Bonds & Notes (identified cost $107,229,096)		$105,662,580

Exchange-Traded Funds — 2.7%

Security	Shares	Value
Equity Funds — 2.7%
iShares MSCI Japan ETF	1,556,113	$20,120,541
iShares U.S. Preferred Stock ETF	451,503	17,843,398

Total Exchange-Traded Funds (identified cost $38,286,236)		$37,963,939

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(8)	$53,668	$53,667,839

Total Short-Term Investments (identified cost $53,667,839)		$53,667,839

Description	Value

Total Investments — 131.7% (identified cost $1,724,026,116)	$1,833,808,517

Other Assets, Less Liabilities — (31.7)%	$(441,550,455)

Net Assets — 100.0%	$1,392,258,062

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.
(2)	Non-income producing security.
(3)	Amount is less than 0.05%.
(4)	Security converts to floating rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $85,692,883 or 6.2% of the Fund’s net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $7,273,583 or 0.5% of the Fund’s net assets.
(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $23,446.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	53.3%	$977,997,827
United Kingdom	13.3	243,598,015
France	7.1	130,426,943
Japan	3.9	72,023,874
Ireland	3.6	65,964,753
Germany	3.0	54,634,485
Italy	2.1	38,330,768
Netherlands	1.9	34,975,195
Switzerland	1.8	33,308,351
Australia	1.7	31,095,279
Sweden	1.1	20,993,324
Belgium	1.0	17,521,867
Denmark	0.8	14,824,279
Spain	0.8	14,687,396
Israel	0.8	13,983,176
Colombia	0.4	6,909,662
Brazil	0.3	5,835,224
Chile	0.2	4,257,924
Czech Republic	0.2	4,118,171
Poland	0.2	3,771,015
Cayman Islands	0.2	2,949,030
Bermuda	0.1	2,290,414
Panama	0.1	1,347,606
Exchange-Traded Funds	2.1	37,963,939

Total Investments	100.0%	$1,833,808,517

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/15	Czech Koruna 97,508,000	United States Dollar 3,971,979	Citibank, N.A.	$19,043	$—	$19,043
8/10/15	British Pound Sterling 8,998,008	United States Dollar 14,105,277	State Street Bank and Trust Company	54,147	—	54,147
8/10/15	Euro 4,509,380	United States Dollar 4,978,626	Standard Chartered Bank	25,849	—	25,849
8/31/15	Polish Zloty 13,524,120	United States Dollar 3,562,663	State Street Bank and Trust Company	—	(19,713)	(19,713)

				$99,039	$(19,713)	$79,326

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At July 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $99,039 and $19,713, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,734,162,898

Gross unrealized appreciation	$142,466,788
Gross unrealized depreciation	(42,821,169)

Net unrealized appreciation	$99,645,619

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$92,189,299	$90,129,661		$—	$182,318,960
Consumer Staples	84,399,451	117,000,320		—	201,399,771
Energy	71,776,104	15,102,152		—	86,878,256
Financials	126,449,054	161,651,711		—	288,100,765
Health Care	125,632,896	56,118,699		—	181,751,595
Industrials	42,574,156	81,725,126		—	124,299,282
Information Technology	181,405,553	16,472,887		—	197,878,440
Materials	27,453,860	—		—	27,453,860
Telecommunication Services	16,193,598	58,618,207		—	74,811,805
Utilities	25,104,830	30,153,080		—	55,257,910
Total Common Stocks	$793,178,801	$626,971,843	*	$—	$1,420,150,644

Asset Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Staples	$—	$16,434,696	$—	$16,434,696
Energy	—	4,186,356	—	4,186,356
Financials	72,404,378	103,930,863	—	176,335,241
Industrials	—	7,066,080	—	7,066,080
Utilities	1,288,354	11,052,788	—	12,341,142
Total Preferred Stocks	$73,692,732	$142,670,783	$—	$216,363,515
Corporate Bonds & Notes	$—	$105,662,580	$—	$105,662,580
Exchange-Traded Funds	37,963,939	—	—	37,963,939
Short-Term Investments	—	53,667,839	—	53,667,839
Total Investments	$904,835,472	$928,973,045	$—	$1,833,808,517
Forward Foreign Currency Exchange Contracts	$—	$99,039	$—	$99,039
Total	$904,835,472	$929,072,084	$—	$1,833,907,556

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(19,713)	$—	$(19,713)
Total	$—	$(19,713)	$—	$(19,713)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015